Stock-Based Compensation - Summary of Range of Assumptions Used to Estimate Fair Value of Options Granted (Details) - A Place For Rover INC	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	0.24%	1.38%	2.34%
Risk-free interest rate, maximum	1.43%	2.60%	3.08%
Volatility, minimum	49.00%	44.50%	44.50%
Volatility, maximum	54.80%	46.30%	50.60%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	3 years 11 months 26 days	4 years 6 months 3 days	3 years 1 month 2 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years 9 months 18 days	6 years 9 months	6 years 11 months 19 days